Subsequent Events - Exchange rates and crude oil prices (Detail) $ in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 15, 2026 MXN ($) $ / $ $ / bbl	Dec. 31, 2025 USD ($) $ / $ $ / bbl	Dec. 31, 2025 MXN ($) $ / $ $ / bbl	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $		17.9667	17.9667
Foreign exchange income (loss), net		$ 10,863,564	$ 195,182,398	$ (304,452,236)	$ 238,079,042
Average prices of crude oil exports | $ / bbl		53.62	53.62
Percentage of increase in crude oil price		65.60%	65.60%
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	17.3470
Appreciation of the value of the peso in U.S. dollars terms	3.40%
Foreign exchange income (loss), net | $	$ 46,522,817
Average prices of crude oil exports | $ / bbl	88.81